Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Analysis of Defined Benefit Pension Obligation

	2017	2016	2015
Pension and other post-employment costs	£m	£m	£m
UK pension schemes	198	205	177
US pension schemes	113	106	96
Other overseas pension schemes	218	140	135
Unfunded post-retirement healthcare schemes	87	90	59

	616	541	467

Analysed as:
Funded defined benefit/hybrid pension schemes	335	304	291
Unfunded defined benefit pension schemes	55	43	36
Unfunded post-retirement healthcare schemes	87	90	59

Defined benefit schemes	477	437	386
Defined contribution pension schemes	139	104	81

	616	541	467

Summary of Average Life Expectancy Assumed

The average life expectancy assumed now for an individual at the age of 60 and projected to apply in 2037 for an individual then at the age of 60 is as follows:

	UK		US
	Male Years	Female Years	Male Years	Female Years
Current	27.5	29.5	26.9	28.6
Projected for 2037	29.1	31.1	28.6	30.3

Summary of Financial Assumptions in Assessing Defined Benefit Liabilities

The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

	UK			US			Rest of World
	2017 % pa	2016 % pa	2015 % pa	2017 % pa	2016 % pa	2015 % pa	2017 % pa	2016 % pa	2015 % pa
Rate of increase of future earnings	2.00	2.00	2.00	4.00	4.00	4.00	2.80	2.70	2.70
Discount rate	2.50	2.70	3.80	3.60	3.90	4.20	1.60	1.60	2.20
Expected pension increases	3.20	3.20	3.10	n/a	n/a	n/a	2.20	2.10	2.00
Cash balance credit/conversion rate	n/a	n/a	n/a	2.90	3.20	3.20	0.30	0.30	0.60
Inflation rate	3.20	3.20	3.10	2.25	2.25	2.25	1.70	1.50	1.40

Summary of Amounts Recorded in Income Statement and Statement of Comprehensive Income Related to Defined Benefit Pension and Post-retirement Healthcare Schemes

The amounts recorded in the income statement and statement of comprehensive income for the three years ended 31 December 2017 in relation to the defined benefit pension and post-retirement healthcare schemes were as follows:

	Pensions				Post-retirement benefits
2017	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	79	70	131	280	30
Past service cost	37	—	—	37	(2)
Net interest cost	7	31	16	54	59
Expenses	7	12	—	19	—

	130	113	147	390	87

Remeasurement gains/(losses) recorded in the statement of comprehensive income	259	240	(14)	485	64

	Pensions				Post-retirement benefits
2016	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	70	66	110	246	31
Past service cost	52	1	1	54	3
Net interest cost	9	27	20	56	56
Gains from settlements	—	—	(28)	(28)	—
Expenses	7	12	—	19	—

	138	106	103	347	90

Remeasurement losses recorded in the statement of comprehensive income	(165)	(27)	(224)	(416)	(59)

	Pensions				Post-retirement benefits
2015	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	77	67	110	254	22
Past service cost/(credit)	25	2	(10)	17	(8)
Net interest cost	14	22	13	49	52
Losses/(gains) from settlements	—	1	(9)	(8)	(7)
Expenses	7	4	4	15	—

	123	96	108	327	59

Remeasurement gains/(losses) recorded in the statement of comprehensive income	82	(30)	147	199	62

Summary of Balance Sheet Presentation of Group Defined Benefit Pension Schemes and Other Post-retirement Benefits

A summarised balance sheet presentation of the Group defined benefit pension schemes and other post-retirement benefits is set out in the table below:

	2017	2016	2015
	£m	£m	£m
Recognised in Other non-current assets:
Pension schemes in surplus	538	313	258

Recognised in Pensions and other post-employment benefits:
Pension schemes in deficit	(2,043)	(2,397)	(1,842)
Post-retirement benefits	(1,496)	(1,693)	(1,387)

	(3,539)	(4,090)	(3,229)

Summary of Fair Values of Assets and Liabilities of UK and US Defined Benefit Pension Schemes Together with Aggregated Data for Other Defined Benefit Pension Schemes in Group

The fair values of the assets and liabilities of the UK and US defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group are as follows:

		UK	US	Rest of World	Group
At 31 December 2017		£m	£m	£m	£m
Equities:	– listed	4,902	1,448	544	6,894
	– unlisted	—	—	13	13
Multi-asset funds		2,517	—	—	2,517
Property:	– unlisted	352	209	32	593
Corporate bonds:	– listed	297	820	103	1,220
	– unlisted	326	—	20	346
Government bonds:	– listed	5,127	239	762	6,128
Insurance contracts		849	—	707	1,556
Other assets		(1,216)	158	71	(987)

Fair value of assets		13,154	2,874	2,252	18,280
Present value of scheme obligations		(13,101)	(3,445)	(3,239)	(19,785)

Net surplus/(obligation)		53	(571)	(987)	(1,505)

Included in Other non-current assets		470	—	68	538
Included in Pensions and other post-employment benefits		(417)	(571)	(1,055)	(2,043)

		53	(571)	(987)	(1,505)

Actual return on plan assets		893	394	82	1,369

The multi-asset funds comprise investments in pooled investment vehicles that are invested across a range of asset classes, increasing diversification within the growth portfolio.

The index-linked gilts held as part of the UK repo programme are included in government bonds. The related loan is included within ‘Other assets’ at a value of £(773) million (2016 – £(1,698) million; 2015 – £(2,215) million).

		UK	US	Rest of World	Group
At 31 December 2016		£m	£m	£m	£m
Equities:	– listed	5,357	1,358	486	7,201
	– unlisted	—	—	14	14
Multi-asset funds		1,545	—	—	1,545
Property:	– unlisted	314	216	28	558
Corporate bonds:	– listed	292	213	96	601
	– unlisted	321	—	24	345
Government bonds:	– listed	6,165	815	739	7,719
Insurance contracts		856	—	637	1,493
Other assets		(2,267)	288	73	(1,906)

Fair value of assets		12,583	2,890	2,097	17,570
Present value of scheme obligations		(12,884)	(3,752)	(3,018)	(19,654)

Net obligation		(301)	(862)	(921)	(2,084)

Included in Other non-current assets		276	—	37	313
Included in Pensions and other post-employment benefits		(577)	(862)	(958)	(2,397)

		(301)	(862)	(921)	(2,084)

Actual return on plan assets		2,473	153	99	2,725

At 31 December 2015		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	5,187	1,235	355	6,777
	– unlisted	—	—	1	1
Multi-asset funds		481	—	—	481
Property:	– unlisted	302	175	8	485
Corporate bonds:	– listed	251	727	76	1,054
	– unlisted	232	—	2	234
Government bonds:	– listed	5,687	184	664	6,535
Insurance contracts		755	—	439	1,194
Other assets		(2,611)	180	205	(2,226)

Fair value of assets		10,284	2,501	1,750	14,535
Present value of scheme obligations		(10,601)	(3,134)	(2,384)	(16,119)

Net obligation		(317)	(633)	(634)	(1,584)

Included in Other non-current assets		232	—	26	258
Included in Pensions and other post-employment benefits		(549)	(633)	(660)	(1,842)

		(317)	(633)	(634)	(1,584)

Actual return on plan assets		(17)	(30)	23	(24)

Summary of Movements in Fair Values of Assets

					Post-retirement
	Pensions				benefits
	UK	US	Rest of World	Group	Group
Movements in fair values of assets	£m	£m	£m	£m	£m
Assets at 1 January 2015	10,551	2,531	1,529	14,611	—
Exchange adjustments	—	147	(52)	95	—
Additions through business combinations	—	—	233	233	—
Interest income	374	95	33	502	—
Expenses	(7)	(4)	(4)	(15)	—
Settlements and curtailments	—	—	(16)	(16)	—
Remeasurement	(391)	(125)	(10)	(526)	—
Employer contributions	164	132	112	408	82
Scheme participants’ contributions	4	—	14	18	14
Benefits paid	(411)	(275)	(89)	(775)	(96)

Assets at 31 December 2015	10,284	2,501	1,750	14,535	—
Exchange adjustments	—	459	305	764	—
Interest income	385	108	37	530	—
Expenses	(7)	(12)	—	(19)	—
Settlements and curtailments	—	—	(110)	(110)	—
Remeasurement	2,088	45	62	2,195	—
Employer contributions	319	31	131	481	91
Scheme participants’ contributions	4	—	14	18	17
Benefits paid	(490)	(242)	(92)	(824)	(108)

Assets at 31 December 2016	12,583	2,890	2,097	17,570	—
Exchange adjustments	—	(244)	24	(220)	—
Interest income	333	104	33	470	—
Expenses	(7)	(12)	—	(19)	—
Settlements and curtailments	—	—	(4)	(4)	—
Remeasurement	560	290	49	899	—
Employer contributions	225	103	116	444	101
Scheme participants’ contributions	4	—	17	21	17
Benefits paid	(544)	(257)	(80)	(881)	(118)

Assets at 31 December 2017	13,154	2,874	2,252	18,280	—

Summary of Movements in Defined Benefit Obligations

					Post-retirement
	Pensions				benefits
	UK	US	Rest of World	Group	Group
Movements in defined benefit obligations	£m	£m	£m	£m	£m
Obligations at 1 January 2015	(10,991)	(3,133)	(2,176)	(16,300)	(1,397)
Exchange adjustments	—	(184)	78	(106)	(64)
Additions through business combinations	—	—	(397)	(397)	(11)
Service cost	(77)	(67)	(110)	(254)	(22)
Past service cost	(25)	(2)	10	(17)	8
Interest cost	(388)	(117)	(46)	(551)	(52)
Settlements and curtailments	—	(1)	25	24	7
Remeasurement	473	95	157	725	62
Scheme participants’ contributions	(4)	—	(14)	(18)	(14)
Benefits paid	411	275	89	775	96

Obligations at 31 December 2015	(10,601)	(3,134)	(2,384)	(16,119)	(1,387)
Exchange adjustments	—	(586)	(396)	(982)	(248)
Service cost	(70)	(66)	(110)	(246)	(31)
Past service cost	(52)	(1)	(1)	(54)	(3)
Interest cost	(394)	(135)	(57)	(586)	(56)
Settlements and curtailments	—	—	138	138	—
Remeasurement	(2,253)	(72)	(286)	(2,611)	(59)
Scheme participants’ contributions	(4)	—	(14)	(18)	(17)
Benefits paid	490	242	92	824	108

Obligations at 31 December 2016	(12,884)	(3,752)	(3,018)	(19,654)	(1,693)
Exchange adjustments	—	305	(45)	260	119
Service cost	(79)	(70)	(131)	(280)	(30)
Past service cost	(37)	—	—	(37)	2
Interest cost	(340)	(135)	(49)	(524)	(59)
Settlements and curtailments	—	—	4	4	—
Remeasurement	(301)	(50)	(63)	(414)	64
Scheme participants’ contributions	(4)	—	(17)	(21)	(17)
Benefits paid	544	257	80	881	118

Obligations at 31 December 2017	(13,101)	(3,445)	(3,239)	(19,785)	(1,496)

Summary of Net Defined Benefit Liability

The movement in the net defined benefit liability is as follows:

	2017	2016	2015
	£m	£m	£m
At 1 January	(2,084)	(1,584)	(1,689)
Exchange adjustments	40	(218)	(11)
Additions through business combinations	—	—	(164)
Service cost	(280)	(246)	(254)
Past service cost	(37)	(54)	(17)
Interest cost	(54)	(56)	(49)
Settlements and curtailments	—	28	8
Remeasurements:
Return on plan assets, excluding amounts included in interest	899	2,195	(526)
Gain from change in demographic assumptions	209	85	120
(Loss)/gain from change in financial assumptions	(555)	(2,770)	362
Experience (losses)/gains	(68)	74	243
Employer contributions	444	481	408
Expenses/other movements	(19)	(19)	(15)

At 31 December	(1,505)	(2,084)	(1,584)

Summary of Defined Benefit Pension Obligation Analysed by Membership Category

The defined benefit pension obligation analysed by membership category is as follows:

	2017 £m	2016 £m	2015 £m
Active	4,611	4,576	5,510
Retired	9,805	9,574	7,969
Deferred	5,369	5,504	4,231

	19,785	19,654	17,710

Summary of Post-Retirement Benefit Obligation Analysed By Membership Category
The post-retirement benefit obligation analysed by membership category is as follows:

	2017 £m	2016 £m	2015 £m
Active	514	594	499
Retired	981	1,099	887
Deferred	1	—	1

	1,496	1,693	1,387

Summary of Weighted Average Duration of Defined Benefit Obligation

	2017 £m	2016 £m	2015 £m
Active	4,611	4,576	5,510
Retired	9,805	9,574	7,969
Deferred	5,369	5,504	4,231

	19,785	19,654	17,710

The post-retirement benefit obligation analysed by membership category is as follows:

	2017 £m	2016 £m	2015 £m
Active	514	594	499
Retired	981	1,099	887
Deferred	1	—	1

	1,496	1,693	1,387

The weighted average duration of the defined benefit obligation is as follows:

	2017 years	2016 years	2015 years
Pension benefits	16	16	16

Post-retirement benefits	11	12	12

Summary of Changes In Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs

Effect of changes in assumptions used on the benefit obligations and on the 2018 annual defined benefit pension and post retirement costs.

£m
A 0.25% decrease in discount rate would have the following approximate effect:

Increase in annual pension cost	29
Decrease in annual post-retirement benefits cost	(1)
Increase in pension obligation	800
Increase in post-retirement benefits obligation	41

A one year increase in life expectancy would have the following approximate effect:

Increase in annual pension cost	20
Increase in annual post-retirement benefits cost	2
Increase in pension obligation	608
Increase in post-retirement benefits obligation	39

A 1% increase in the rate of future healthcare inflation would have the following approximate effect:

Increase in annual post-retirement benefits cost	2
Increase in post-retirement benefits obligation	68

A 0.25% increase in inflation would have the following approximate effect:

Increase in annual pension cost	19
Increase in pension obligation	502

Share-based Incentive Plans [Member]
Summary of Analysis of Defined Benefit Pension Obligation

The cost of share-based incentive plans is analysed as follows:

	2017 £m	2016 £m	2015 £m
Share Value Plan	276	271	307
Performance Share Plan	47	39	26
Share option plans	4	4	4
Cash settled and other plans	20	24	12

	347	338	349

Defined benefit pension and post-retirement healthcare scheme. [member]
Summary of Analysis of Defined Benefit Pension Obligation

The costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement as follows:

	2017	2016	2015
	£m	£m	£m
Cost of sales	162	135	127
Selling, general and administration	238	221	194
Research and development	77	81	65

	477	437	386

Defined Benefit Pension Obligation [Member]
Summary of Analysis of Defined Benefit Pension Obligation	The defined benefit pension obligation is analysed as follows:

	2017	2016	2015
	£m	£m	£m
Funded	(19,052)	(18,974)	(15,552)
Unfunded	(733)	(680)	(567)

	(19,785)	(19,654)	(16,119)

Post-retirement benefits [member]
Summary of Net Defined Benefit Liability

	2017	2016	2015
	£m	£m	£m
At 1 January	(2,084)	(1,584)	(1,689)
Exchange adjustments	40	(218)	(11)
Additions through business combinations	—	—	(164)
Service cost	(280)	(246)	(254)
Past service cost	(37)	(54)	(17)
Interest cost	(54)	(56)	(49)
Settlements and curtailments	—	28	8
Remeasurements:
Return on plan assets, excluding amounts included in interest	899	2,195	(526)
Gain from change in demographic assumptions	209	85	120
(Loss)/gain from change in financial assumptions	(555)	(2,770)	362
Experience (losses)/gains	(68)	74	243
Employer contributions	444	481	408
Expenses/other movements	(19)	(19)	(15)

At 31 December	(1,505)	(2,084)	(1,584)

The remeasurements included within post-retirement benefits are detailed below:

	2017	2016	2015
	£m	£m	£m
Gain from change in demographic assumptions	47	—	15
(Loss)/gain from change in financial assumptions	(1)	(81)	59
Experience gains/(losses)	18	22	(12)

	64	(59)	62